INCOME AND SOCIAL CONTRIBUTION TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income And Social Contribution Taxes
Schedule of income and social contribution taxes recoverable

	2022	2021
Income tax	707	763
Social contribution tax	241	251
Income and social contribution tax credits	948	1,014

Current	775	699
Non-current	173	315

Schedule of income and social contribution taxes payable

	2022	2021
Current
Income tax	198	147
Social contribution tax	42	43
Total	240	190

Schedule of deferred income and social contribution taxes

	2022	2021	2020
Deferred tax assets
Tax loss carryforwards	987	807	401
Provisions for contingencies	602	542	538
Impairment on investments	56	244	640
Fair value of derivative financial instruments (PUT SAAG)	229	216	182
Post-employment obligations	1,852	1,981	2,168
Estimated credit losses	319	315	256
Others	665	150	138
Total	4,710	4,255	4,323

Deferred tax liabilities
Funding cost	(9)	(5)
Deemed cost	(156)	(219)	(225)
Fair value of assets acquired in business combination	(456)	(466)	(486)
Borrowing costs capitalized	(170)	(165)	(169)
Taxes on unredeemed income - presumed income	(9)	(4)	-
Adjustment to expectation of cash flow - Concession assets	(263)	(245)	(242)
Adjustment of contract assets	(940)	(895)	(768)
Adjustment to fair value: Swap - Loss	(210)	(412)	(1,002)
Updating on escrow deposits	(8)	(7)	(6)
Reimbursement of costs - GSF	(274)	(319)	-
Others	(27)	(15)	(12)
Total	(2,522)	(2,752)	(2,910)
Total, net	2,188	1,503	1,413

Total assets	3,120	2,465	2,453
Total liabilities	(932)	(962)	(1,040)

Schedule of changes in deferred income and social contribution taxes

Balance on December 31, 2019	1,660
Effects allocated to net profit	(252)
Effects allocated to Statement of comprehensive income	4
Others	1
Balance on December 31, 2020	1,413
Effects allocated to net income	210
Effects allocated to Statements of comprehensive income	(102)
Deferred taxes received in corporate reorganization	(16)
Others	(2)
Balance on December 31, 2021	1,503
Effects allocated to net income	924
Effect allocated to other comprehensive income	(237)
Others	(3)
Balance on December 31, 2022	2,188

Schedule of estimated balance of deferred tax asset

2023	884
2024	766
2025	621
2026	596
2027	601
2028 to 2030	865
2031 to 2032	378
4,710

Schedule of reconciliation of statutory on income and social contribution Taxes

	2022	2021
Income before income tax and social contribution tax	4,121	4,699
Income tax and social contribution tax - nominal expense (34%)	(1,401)	(1,597)
Tax effects applicable to:
Gain in subsidiaries by equity method (net of effects of Interest on Equity)	182	6
Tax incentives	62	63
Difference between Presumed Income and Real Income	97	146
Non-deductible penalties	(45)	(23)
Interest on equity declared	722	325
Estimated credit losses from related parties	234	-
Realization of goodwill (Note 32)	108	-
Income arising from the Light sale	-	154
Others	15	(20)
Income tax and Social Contribution - effective gain (expense)	(26)	(946)
Current tax	(950)	(1,156)
Deferred tax	924	210
Income tax and social contribution tax - effective expense	(26)	(946)
Effective rate	0.63%	20.12%